Leases (Analysis Of Rent Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Operating Leased Assets [Line Items]
Total rent expense	$ 265.6	$ 194.9	$ 185.4
Rent expense, discontinued operations	0.0	6.2	36.2
Rent expense, minimum, discontinued operations	0.0	5.8	33.0
Restaurant minimum rent
Operating Leased Assets [Line Items]
Total rent expense	233.6	167.0	146.4
Restaurant rent averaging expense
Operating Leased Assets [Line Items]
Total rent expense	15.9	16.7	26.9
Restaurant percentage rent
Operating Leased Assets [Line Items]
Total rent expense	8.0	7.7	6.6
Other
Operating Leased Assets [Line Items]
Total rent expense	$ 8.1	$ 3.5	$ 5.5